Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Segment Reporting Information
Total assets	919,903	946,618	924,280	1,043,455
Private Banking & Wealth Management
Segment Reporting Information
Total assets	279,340	284,588	275,683	277,922
Investment Banking
Segment Reporting Information
Total assets	561,980	582,272	563,758	650,591
Corporate Center
Segment Reporting Information
Total assets	74,316	75,339	80,733	110,350
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	4,267	4,419	4,106	4,592